US Vegan Climate ETF
Schedule of Investments
October 31, 2022 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 99.3%
		Communications - 15.7%
1,784		Airbnb, Inc. - Class A (a)	$190,727
12,874		Alphabet, Inc. - Class A (a)	1,216,722
12,852		Alphabet, Inc. - Class C (a)	1,216,570
1,480		Arista Networks, Inc. (a)	178,873
34,317		AT&T, Inc.	625,599
195		Booking Holdings, Inc. (a)	364,549
648		CDW Corporation	111,981
828		Charter Communications, Inc. - Class A (a)	304,389
38,423		Cisco Systems, Inc.	1,745,557
21,734		Comcast Corporation - Class A	689,837
1,517		DoorDash, Inc. - Class A (a)	66,035
2,812		eBay, Inc.	112,030
719		Expedia Group, Inc. (a)	67,205
181		FactSet Research Systems, Inc.	77,014
680		Liberty Broadband Corporation - Class C (a)	57,412
1,364		Match Group, Inc. (a)	58,925
2,788		NortonLifeLock, Inc.	62,814
716		Okta, Inc. (a)	40,182
983		Omnicom Group, Inc.	71,513
1,419		Palo Alto Networks, Inc. (a)	243,486
569		Roku, Inc. (a)	31,602
6,559		Snap, Inc. - Class A (a)	65,000
6,000		T-Mobile US, Inc. (a)	909,360
2,114		Trade Desk, Inc. - Class A (a)	112,549
9,389		Uber Technologies, Inc. (a)	249,466
524		VeriSign, Inc. (a)	105,041
20,166		Verizon Communications, Inc.	753,603
582		Zendesk, Inc. (a)	44,634
			9,772,675
		Consumer, Cyclical - 7.8%
291		Advance Auto Parts, Inc.	55,267
292		AutoNation, Inc. (a)	31,042
95		AutoZone, Inc. (a)	240,624
1,078		Best Buy Company, Inc.	73,746
767		CarMax, Inc. (a)	48,329
430		Carvana Company (a)	5,818
1,136		Copart, Inc. (a)	130,663
679		Cummins, Inc.	166,022
1,697		DR Horton, Inc.	130,465
1,956		DraftKings, Inc. - Class A (a)	30,905
2,764		Fastenal Company	133,584
678		Genuine Parts Company	120,589
1,238		Lennar Corporation - Class A	99,907
140		Lithia Motors, Inc.	27,741
1,074		Live Nation Entertainment, Inc. (a)	85,501
1,162		National Vision Holdings, Inc. (a)	43,040
16		NVR, Inc. (a)	67,804
318		O’Reilly Automotive, Inc. (a)	266,220
1,670		PACCAR, Inc.	161,706
1,449		Peloton Interactive, Inc. - Class A (a)	12,172
403		Planet Fitness, Inc. - Class A (a)	26,388
191		Pool Corporation	58,108
11,823		Tesla, Inc. (a)	2,690,205
245		W.W. Grainger, Inc.	143,166
			4,849,012
		Consumer, Non-Cyclical - 14.0%
2,017		Automatic Data Processing, Inc.	487,509
238		Avis Budget Group, Inc. (a)	56,278
804		Beyond Meat, Inc. (a)	12,623
2,489		Block, Inc. (a)	149,514
2,800		Centene Corporation (a)	238,364
1,541		Cigna Corporation	497,835
1,890		CoStar Group, Inc. (a)	156,341
1,159		Elevance Health, Inc.	633,706
587		Equifax, Inc.	99,520
369		FleetCor Technologies, Inc. (a)	68,678
389		Gartner, Inc. (a)	117,447
17,604		Ginkgo Bioworks Holdings, Inc. (a)	48,059
1,353		Global Payments, Inc.	154,594
1,449		HCA Healthcare, Inc.	315,114
1,995		Hertz Global Holdings, Inc. (a)	36,708
607		Humana, Inc.	338,755
318		Ingredion, Inc.	28,340
915		IQVIA Holdings, Inc. (a)	191,848
719		McKesson Corporation	279,957
280		Molina Healthcare, Inc. (a)	100,481
889		Moody’s Corporation	235,469
210		Omnicell, Inc. (a)	16,237
5,577		PayPal Holdings, Inc. (a)	466,126
1,665		S&P Global, Inc.	534,881
919		TransUnion	54,469
345		United Rentals, Inc. (a)	108,920
5,435		UnitedHealth Group, Inc.	3,017,240
761		Verisk Analytics, Inc.	139,134
288		Waters Corporation (a)	86,161
			8,670,308
		Energy - 0.5%
648		Enphase Energy, Inc. (a)	198,936
509		First Solar, Inc. (a)	74,095
2,766		Plug Power, Inc. (a)	44,201
1,003		Sunrun, Inc. (a)	22,577
			339,809
		Financial - 25.4% (b)
3,120		Aflac, Inc.	203,143
1,325		Allstate Corporation	167,281
1,566		Ally Financial, Inc.	43,159
3,638		American Express Company	540,061
3,874		American International Group, Inc.	220,818
2,190		American Tower Corporation	453,746
528		Ameriprise Financial, Inc.	163,215
1,027		Aon plc - Class A	289,090
1,812		Arch Capital Group, Ltd. (a)	104,190
1,004		Arthur J. Gallagher & Company	187,828
670		AvalonBay Communities, Inc.	117,330
3,882		Bank of New York Mellon Corporation	163,471
749		Boston Properties, Inc.	54,452
1,350		Brown & Brown, Inc.	79,367
509		Camden Property Trust	58,815
1,949		Capital One Financial Corporation	206,633
1,582		CBRE Group, Inc. - Class A (a)	112,227
2,034		Chubb, Ltd.	437,086
766		Cincinnati Financial Corporation	79,143
2,374		Citizens Financial Group, Inc.	97,097
1,725		CME Group, Inc.	298,943
830		Coinbase Global, Inc. - Class A (a)	54,988
2,080		Crown Castle, Inc.	277,181
1,354		Discover Financial Services	141,439
435		Equinix, Inc.	246,401
1,806		Equity Residential	113,814
312		Essex Property Trust, Inc.	69,339
642		Extra Space Storage, Inc.	113,917
3,283		Fifth Third Bancorp	117,170
857		First Republic Bank	102,926
1,582		Hartford Financial Services Group, Inc.	114,553
6,916		Huntington Bancshares, Inc.	104,985
2,691		Intercontinental Exchange, Inc.	257,179
2,910		Invitation Homes, Inc.	92,218
1,391		Iron Mountain, Inc.	69,647
4,405		KeyCorp	78,717
2,958		Kimco Realty Corporation	63,242
381		LPL Financial Holdings, Inc.	97,403
863		M&T Bank Corporation	145,303
63		Markel Corporation (a)	75,984
2,413		Marsh & McLennan Companies, Inc.	389,675
7,423		Mastercard, Inc. - Class A	2,436,080
3,964		MetLife, Inc.	290,204
552		Mid-America Apartment Communities, Inc.	86,912
2,361		Nasdaq, Inc.	146,949
1,991		PNC Financial Services Group, Inc.	322,204
2,809		Progressive Corporation	360,676
4,422		Prologis, Inc.	489,737
1,808		Prudential Financial, Inc.	190,184
841		Public Storage	260,500
992		Raymond James Financial, Inc.	117,195
2,872		Realty Income Corporation	178,839
4,487		Regions Financial Corporation	98,490
516		SBA Communications Corporation	139,268
1,577		Simon Property Group, Inc.	171,861
557		Sun Communities, Inc.	75,111
281		SVB Financial Group (a)	64,900
2,423		Synchrony Financial	86,162
1,151		Travelers Companies, Inc.	212,313
6,397		Truist Financial Corporation	286,522
1,558		UDR, Inc.	61,946
1,911		Ventas, Inc.	74,777
11,935		Visa, Inc. - Class A	2,472,455
2,182		Welltower, Inc.	133,189
542		Willis Towers Watson plc	118,270
915		WP Carey, Inc.	69,815
			15,747,735
		Industrial - 6.3%
343		Advanced Drainage Systems, Inc.	39,747
844		Builders FirstSource, Inc. (a)	52,041
4,099		Carrier Global Corporation	162,976
831		Cognex Corporation	38,417
590		Crown Holdings, Inc.	40,468
1,473		Deere & Company	583,043
688		Dover Corporation	89,915
1,917		Eaton Corporation plc	287,684
4,839		Energizer Holdings, Inc.	139,799
578		Evoqua Water Technologies Corporation (a)	22,646
801		Expeditors International of Washington, Inc.	78,378
1,245		FedEx Corporation	199,549
633		Fortune Brands Home & Security, Inc.	38,182
1,476		Graphic Packaging Holding Company	33,889
363		IDEX Corporation	80,698
3,376		Johnson Controls International plc	195,268
871		Keysight Technologies, Inc. (a)	151,685
108		Mettler-Toledo International, Inc. (a)	136,612
2,024		Otis Worldwide Corporation	142,975
474		Owens Corning	40,579
617		Parker-Hannifin Corporation	179,312
556		Rockwell Automation, Inc.	141,947
206		Simpson Manufacturing Company, Inc.	17,609
722		Stanley Black & Decker, Inc.	56,670
1,120		Trane Technologies plc	178,786
547		Trex Company, Inc. (a)	26,305
1,198		Trimble, Inc. (a)	72,072
3,523		United Parcel Service, Inc. - Class B	591,054
881		Westinghouse Air Brake Technologies Corporation	82,180
			3,900,486
		Technology - 29.2% (b)
3,183		Accenture plc - Class A	903,654
3,750		Activision Blizzard, Inc.	273,000
2,268		Adobe, Inc. (a)	722,358
7,784		Advanced Micro Devices, Inc. (a)	467,507
770		Akamai Technologies, Inc. (a)	68,014
416		ANSYS, Inc. (a)	92,003
4,243		Applied Materials, Inc.	374,615
1,044		Autodesk, Inc. (a)	223,729
495		Bill.com Holdings, Inc. (a)	66,013
3,519		Broadcom, Inc.	1,654,352
559		Broadridge Financial Solutions, Inc.	83,884
1,336		Cadence Design Systems, Inc. (a)	202,257
1,339		Cloudflare, Inc. - Class A (a)	75,413
2,518		Cognizant Technology Solutions Corporation - Class A	156,746
1,006		Crowdstrike Holdings, Inc. - Class A (a)	162,167
1,354		Datadog, Inc. - Class A (a)	109,011
1,370		Dell Technologies, Inc. - Class C	52,608
951		DocuSign, Inc. (a)	45,933
1,349		Electronic Arts, Inc.	169,920
650		Entegris, Inc.	51,571
272		EPAM Systems, Inc. (a)	95,200
2,934		Fidelity National Information Services, Inc.	243,493
3,131		Fiserv, Inc. (a)	321,679
3,865		Fortinet, Inc. (a)	220,923
226		HubSpot, Inc. (a)	67,023
19,643		Intel Corporation	558,451
4,320		International Business Machines Corporation	597,413
1,358		Intuit, Inc.	580,545
723		KLA Corporation	228,793
665		Lam Research Corporation	269,179
4,073		Marvell Technology, Inc.	161,617
2,669		Microchip Technology, Inc.	164,784
5,363		Micron Technology, Inc.	290,138
323		MongoDB, Inc. (a)	59,119
221		Monolithic Power Systems, Inc.	75,018
391		MSCI, Inc.	183,324
1,064		NetApp, Inc.	73,703
15,359		NVIDIA Corporation	2,073,004
2,080		ON Semiconductor Corporation (a)	127,774
12,818		Oracle Corporation	1,000,701
1,734		Paychex, Inc.	205,150
287		Paycom Software, Inc. (a)	99,302
518		Qorvo, Inc. (a)	44,589
5,414		QUALCOMM, Inc.	637,011
4,755		Salesforce, Inc. (a)	773,115
1,047		Seagate Technology Holdings plc	51,994
960		ServiceNow, Inc. (a)	403,910
774		Skyworks Solutions, Inc.	66,572
1,509		Snowflake, Inc. - Class A (a)	241,893
767		Splunk, Inc. (a)	63,745
1,219		SS&C Technologies Holdings, Inc.	62,681
734		Synopsys, Inc. (a)	214,732
552		Take-Two Interactive Software, Inc. (a)	65,401
774		Teradyne, Inc.	62,965
4,435		Texas Instruments, Inc.	712,394
821		Twilio, Inc. - Class A (a)	61,058
197		Tyler Technologies, Inc. (a)	63,696
1,408		Unity Software, Inc. (a)	41,536
667		Veeva Systems, Inc. - Class A (a)	112,016
2,023		VMware, Inc. - Class A	227,648
1,497		Western Digital Corporation (a)	51,452
941		Workday, Inc. - Class A (a)	146,627
252		Zebra Technologies Corporation - Class A (a)	71,371
1,188		Zoom Video Communications, Inc. - Class A (a)	99,127
1,931		ZoomInfo Technologies, Inc. (a)	85,987
674		Zscaler, Inc. (a)	103,863
			18,116,471
		Utilities - 0.4%
870		American Water Works Company, Inc.	126,446
1,563		Constellation Energy Corporation	147,766
			274,212
		TOTAL COMMON STOCKS (Cost $64,104,590)	61,670,708

		SHORT-TERM INVESTMENTS - 0.7%
415,374		First American Government Obligations Fund - Class X, 2.92% (c)	415,374
		TOTAL SHORT-TERM INVESTMENTS (Cost $415,374)	415,374
		Total Investments (Cost $64,519,964) - 100.0%	62,086,082
		Other Assets in Excess of Liabilities - 0.0% (d)	19,388
		NET ASSETS - 100.0%	$62,105,470

		Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(c)	Rate shown is the annualized seven-day yield as of October 31, 2022.
	(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at October 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$61,670,708	$-	$-	$61,670,708
Short-Term Investments	415,374	-	-	415,374
Total Investments in Securities	$62,086,082	$-	$-	$62,086,082

^ See Schedule of Investments for breakout of investments by sector classifications.
For the period ended October 31, 2022, the Fund did not recognize any transfers to or from Level 3.